OTHER LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
Loans Payable [Abstract]
OTHER LONG-TERM DEBT

NOTE 11:  OTHER LONG-TERM DEBT

A.Composition

As of December 31, 2021 and 2020:

Details	2021	2020
Long-term JPY loan - principal amount - see Notes 11B and 11C below	$95,572	$106,719
Capital leases and other long-term liabilities - see Note 11D below	141,073	162,171
Operating leases - see Note 11E below	14,113	18,990
Less - current maturities	(41,324)	(65,658)
	$209,434	$222,222

B.Repayment Schedule of Long-term JPY Loan

As of December 31, 2021:

Details	Interest Rate	2022	2023	2024	2025	2026	2027	Total
Long-term JPY loan	1.95%	$--	$--	$13,654	$27,306	$27,306	$27,306	$95,572

C.Long-term JPY Loan

In December 2021, TPSCo refinanced its then existing loan with an 11 billion JPY (approximately $96,000) new asset-based loan with a consortium of financial institutions consisted of (i) JA Mitsui Leasing, Ltd., (ii) Mitsubishi HC Capital Inc., (iii) Taishin International Bank Co., Ltd. Tokyo Branch; and (iv) BOT lease Co. Ltd. (“JP Loan”). The JP Loan carries a fixed interest rate of 1.95% per annum with principal payable in seven semiannual payments from December 2024 until December 2027. The JP Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami manufacturing facilities. Outstanding principal amount was $95,572 as of December 31, 2021.

The JP Loan also contains certain financial ratios and covenants, as well as customary definitions of events of default and acceleration of the repayment schedule. TPSCo’s obligations pursuant to the JP Loan are not guaranteed by Tower, NTCJ, or any of their affiliates.

As of December 31, 2021, TPSCo was in compliance with all of the financial ratios and covenants under the JP Loan.

D.Capital Lease Agreements and other Long-term Liabilities

Certain of the Company’s subsidiaries enter into capital lease agreements from time to time for certain machinery and equipment, usually for a period of four years, with an option to buy the machinery and equipment after a period of between three to four years from the start of the lease period. The lease agreements contain annual interest rates of approximately 2% and the assets under the lease agreements are pledged to the lender until the time at which the respective subsidiary acquires the assets. The obligations under the capital lease agreements are guaranteed by Tower, except for TPSCo’s obligations under its capital lease agreements.

TPSCo leases its fabrication facility buildings in Japan from NTCJ under a long-term capital lease that was renewed in 2020 for continuation of the lease until at least March 2032.

As of December 31, 2021 and 2020, the Company’s total outstanding capital lease liabilities for fixed assets were $139,037 and $159,650, respectively, of which $36,282 and $34,863 respectively, were included under current maturities of long-term debt.

The following presents the maturity of capital lease and other long-term liabilities as of December 31, 2021:

Fiscal Year	Amount ($)
2022	$39,167
2023	29,086
2024	30,391
2025	15,599
2026	5,604
2027 and on	29,422
Total	149,269
Less - imputed interest	(8,196)
Total	$141,073

E.Operating Lease Agreements

The Company enters into operating leases from time to time for office space, operating facilities and vehicles. Operating lease cost for the years ended December 31, 2021, 2020 and 2019 was $7,535, $7,627 and $8,045, respectively. During 2021, cash paid for operating lease liabilities was $7,069.

The following presents the composition of operating leases in the balance sheets:

Details	Classification in the Consolidated Balance Sheets	December 31, 2021	December 31, 2020
Right of use - assets under operating leases	Deferred tax and other long-term assets, net	$14,113	$18,990
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$4,512	$6,550
Long-term operating lease liabilities	Long-term debt	9,601	12,440
Total operating lease liabilities		$14,113	$18,990
Weighted average remaining lease term (years)		4.8	5.1
Weighted average discount rate		1.94%	1.94%

The following presents the maturity presentation of operating lease liabilities as of December 31, 2021:

Fiscal Year	Amount ($)
2022	$4,532
2023	2,711
2024	2,227
2025	2,202
2026	2,222
Thereafter	671
Total	14,565
Less – imputed interest	(452)
Total	$14,113

F.Wells Fargo Credit Line

TSNB entered into an agreement with Wells Fargo Capital Finance, part of Wells Fargo & Company (“Wells Fargo”), for a secured asset-based revolving credit line in the total amount of up to $70,000, maturing in 2023 (the “TSNB Credit Line Agreement”).  The applicable interest on loans under the TSNB Credit Line Agreement is at a rate equal to, at lender’s option, either the lender’s prime rate plus a margin ranging from 0.0% to 0.5% or the LIBOR rate plus a margin ranging from 1.25% to 1.75% per annum.

The outstanding borrowing availability varies from time to time based on the levels of TSNB’s eligible accounts receivable, eligible equipment, eligible inventories and other terms and conditions described in the TSNB Credit Line Agreement. The obligations of TSNB under the TSNB Credit Line Agreement are secured by a continuing security interest in, and a lien upon, TSNB’s assets as set forth in the TSNB Credit Line Agreement. The TSNB Credit Line Agreement contains customary covenants and other terms, including customary events of default. TSNB’s obligations pursuant to the TSNB Credit Line Agreement are not guaranteed by Tower or any of its affiliates.

As of December 31, 2021, TSNB was in compliance with all of the covenants under the TSNB Credit Line Agreement.

As of December 31, 2021, borrowing availability under the TSNB Credit Line Agreement was approximately $56,000, of which approximately $500 was utilized through letters of credit.

As of December 31, 2021, and 2020, no loan amounts were outstanding under the TSNB Credit Line Agreement.